Financing Receivables - Concentration of advances, by counterparty (Details) - SUNLIGHT FINANCIAL LLC $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) state	Dec. 31, 2019 USD ($) state
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 41,752	$ 23,587
Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 6,351	$ 6,064
% of Amount Outstanding	100.00%	100.00%
Texas | Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 1,203	$ 1,189
% of Amount Outstanding	18.90%	19.60%
California | Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 1,111	$ 1,153
% of Amount Outstanding	17.50%	19.00%
Florida | Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 555	$ 520
% of Amount Outstanding	8.70%	8.60%
New York | Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 403	$ 451
% of Amount Outstanding	6.30%	7.40%
New Jersey | Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 376	$ 329
% of Amount Outstanding	5.90%	5.40%
Arizona | Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 312	$ 297
% of Amount Outstanding	4.90%	4.90%
Pennsylvania | Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 274	$ 292
% of Amount Outstanding	4.30%	4.80%
South Carolina | Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 234	$ 235
% of Amount Outstanding	3.70%	3.90%
Missouri | Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 228	$ 211
% of Amount Outstanding	3.60%	3.50%
Massachusetts | Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 223	$ 184
% of Amount Outstanding	3.50%	3.00%
Other State | Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 1,432	$ 1,203
% of Amount Outstanding	22.70%	19.90%
States not individually listed | Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of states not individually listed | state	31	27
States not individually listed | Loans and Loan Participations | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Amount Outstanding	2.70%	2.50%